UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

Wireless Fund

480 N. Magnolia Ave.,

Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Wireless Fund

	Schedule of Investments
	December 31, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Cable & Other Pay Television Services
7,000	Comcast Corp. *	$ 296,310
3,000	EchoStar Communications Corp. *	114,090
		410,400	6.36%

Communications Services
6,500	American Tower Corp. *	242,320
8,700	Crown Castle International Corp. *	281,010
13,100	SBA Communications Corp. *	360,250
		883,580	13.69%

Computer Programming Services
7,900	Amdocs Ltd.*	306,125	4.74%

Measuring and Controlling Devices
5,600	Trimble Navigation Ltd. *	284,088	4.40%

Prepackaged Software
25,000	CDC Corp. *	237,500	3.68%

Radiotelephone Communications
23,000	China Unicom Ltd. **	342,470
6,000	Golden Telecom Inc.	281,040
5,350	NII Holdings Inc. *	344,754
1,800	United States Cellular Corp. *	125,262
2,400	Vimpel-Communications * **	189,480
		1,283,006	19.88%

Radio & TV Broadcasting & Communications Equipment
5,000	Globecomm Systems Inc. *	44,050
4,600	LM Ericsson Telephone Co.	185,058
9,700	Motorola Inc.	199,432
12,776	Nokia Corp. **	259,608
9,675	QUALCOMM Inc.	365,618
		1,053,767	16.32%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,400	Garmin Ltd.	356,224	5.52%

Semiconductors and Related Devices
27,000	RF Micro Devices Inc. *	183,330	2.84%

Telephone Communications (No Radiotelephone)
18,000	Alaska Communications Systems Group Inc.	273,420
9,000	America Movil SA de CV **	406,980
10,200	China Mobile Limited **	440,844
		1,121,244	17.37%

Telephone & Telegraph Apparatus
9,680	Comverse Technology Inc.*	204,345	3.16%

Total for Common Stock (Cost $4,385,348)		$ 6,323,608	97.96%

Cash Equivalents
142,755	First American Prime Obligation Fund Cl Y Rate 4.82% ***	142,755
3,781	First American Treasury Obligation Fund Cl Y Rate 4.92% ***	3,781
Total for Cash Equivalents (Cost $146,536)		146,536	2.27%

	Total Investments	6,470,144	100.23%
	(Cost - $4,531,884)

	Liabilities In Excess of Other Assets	(14,985)	-0.23%

	Net Assets	$ 6,455,159	100.00%

* Non-Income producing securities.
** ADR - American Depository Receipt
*** Variable rate security; the coupon rate shown represents the rate at December 31, 2006
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

WIRELESS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2006 was $4,531,884. At December 31, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $2,218,949                    ($280,689)                                  $1,938,260

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:             2/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:             2/27/07

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:             2/27/07